Related Party Balances and Transactions (Details) - Top kingwin.,ltd[Member]	Dec. 08, 2021	Oct. 14, 2020	Mar. 03, 2020
Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd. [Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest percentage	52.00%
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.[Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest percentage			51.00%
Ruilin Xu [Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest percentage		70.00%